BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of common stock equivalents
	March 31, 2017	December 31, 2016

Series A convertible preferred stock issued and outstanding	25,535,000	25,535,000
Series B convertible preferred stock issued and outstanding	106,144,240	106,144,240
Options to purchase common stock issued and outstanding	3,400,000	4,000,000
Warrants to purchase common stock issued and outstanding	25,098,330	25,098,330
Warrants to purchase series A convertible preferred stock, issued and outstanding	7,600,000	7,600,000
Warrants to purchase series B convertible preferred stock, issued and outstanding	65,000,000	65,000,000
	232,777,570	233,377,570

	December 31, 2016	December 31, 2015

Series A convertible preferred stock issued and outstanding	25,535,000	25,535,000
Series B convertible preferred stock issued and outstanding	106,144,240	106,117,040
Options to purchase common stock issued and outstanding	4,000,000	2,975,000
Warrants to purchase common stock issued and outstanding	25,098,330	25,084,730
Warrants to purchase series A convertible preferred stock, issued and outstanding	7,600,000	7,600,000
Warrants to purchase series B convertible preferred stock, issued and outstanding	65,000,000	25,000,000
	233,377,570	192,311,770

Schedule of cost of revenues
	For the Three Months Ended March 31,
	2017	2016

Compensation, employee benefits and related taxes	$1,920,423	$2,232,355
Professional fees	1,914,984	3,012,354
Depreciation	88,149	100,214
Rent, utilities, telephone and communications	106,488	137,670
Other cost of revenues	78,925	96,976
	$4,108,969	$5,579,569

	For the Year Ended December 31,
	2016	2015

Compensation, employee benefits and related taxes	$7,519,551	$8,034,470
Professional fees	10,317,169	11,973,271
Depreciation	382,876	490,551
Rent, utilities, telephone and communications	443,348	486,976
Other cost of revenues	407,261	717,716
	$19,070,205	$21,702,984

Schedule of selling, general and administrative expenses
	For the Three Months Ended March 31,
	2017	2016

Compensation, employee benefits and related taxes	$1,132,958	$1,008,087
Advertising and other marketing	8,735	41,720
Depreciation	34,789	25,421
Rent, utilities, telephone and communications	99,513	100,932
Professional fees	138,300	260,802
Other general and administrative	182,202	193,174
	$1,596,497	$1,630,136

	For the Year Ended December 31,
	2016	2015

Compensation, employee benefits and related taxes	$3,337,346	$3,336,287
Advertising and other marketing	140,552	148,880
Depreciation	118,587	109,379
Rent, utilities, telephone and communications	405,032	364,569
Professional fees	709,383	927,623
Other general and administrative	762,666	1,212,826
	$5,473,566	$6,099,564

Schedules of percentage of the company's accounts receivable
	March 31, 2017	December 31, 2016

Client #1	28%	30%
Client #2	26%	12%
Client #3	15%	13%

	December 31, 2016	December 31, 2015

Client #1	30%	32%
Client #2	12%	17%
Client #3	13%	13%
Client #4	-	11%

Schedule of the percentage of the Company's revenue earned
	For the 3 Months Ended March 31,
	2017	2016

Client #1	31%	29%
Client #2	20%	23%

	For the Year Ended December 31,
	2016	2015

Client #1	30%	28%
Client #2	16%	12%
Client #3	14%	-